Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayment and Other current Assets	Prepayment and other current assets consist of the following:
	As of December 31,
	2023	2022
Prepayments and other receivable	$1,686,014	$167,677
Deposits	17,631,175	86,102
Total	$19,317,189	$253,779